Annual Fund Operating Expenses	Mar. 01, 2026
Knights of Columbus Core Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Knights of Columbus Core Bond Fund | I Shares | Knights of Columbus Core Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.50%
Knights of Columbus Core Bond Fund | Class S Shares | Knights of Columbus Core Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.60%
Knights of Columbus Limited Duration Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Knights of Columbus Limited Duration Fund | I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.50%
Knights of Columbus Limited Duration Fund | Class S Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.60%
Knights of Columbus Large Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Knights of Columbus Large Cap Growth Fund | I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.75%	[3]
Knights of Columbus Large Cap Growth Fund | Class S Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.85%	[3]
Knights of Columbus Large Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Knights of Columbus Large Cap Value Fund | I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.75%	[4]
Knights of Columbus Large Cap Value Fund | Class S Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.85%	[4]
Knights of Columbus Small Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Knights of Columbus Small Cap Fund | I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.90%	[5]
Knights of Columbus Small Cap Fund | Class S Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.00%	[5]
Knights of Columbus International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Knights of Columbus International Equity Fund | I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.18%
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.10%	[6]
Knights of Columbus International Equity Fund | Class S Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.19%
Component3 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.20%	[6]
Knights of Columbus Long/Short Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Knights of Columbus Long/Short Equity Fund | I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.46%
Component3 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.68%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	1.98%	[7],[8]
Knights of Columbus Long/Short Equity Fund | Class S Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.46%
Component3 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.88%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	2.18%	[7],[8]
Knights of Columbus U.S. All Cap Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Knights of Columbus U.S. All Cap Index Fund | I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.21%)	[9]
Net Expenses (as a percentage of Assets)	0.25%
Knights of Columbus U.S. All Cap Index Fund | Class S Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.21%)	[9]
Net Expenses (as a percentage of Assets)	0.45%
Knights of Columbus Real Estate Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Knights of Columbus Real Estate Fund | I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.00%	[10]
Knights of Columbus Real Estate Fund | Class S Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.20%	[10]
MetLife Core Plus Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
MetLife Core Plus Fund | I Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.42%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.82%	[11]
Fee Waiver or Reimbursement	(0.37%)	[12]
Net Expenses (as a percentage of Assets)	0.45%
MetLife Core Plus Fund | R Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.42%
Other Expenses (as a percentage of Assets):	0.67%
Expenses (as a percentage of Assets)	1.07%	[11]
Fee Waiver or Reimbursement	(0.37%)	[12]
Net Expenses (as a percentage of Assets)	0.70%
MetLife Multi-Sector Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
MetLife Multi-Sector Fixed Income Fund | I Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Component1 Other Expenses	0.00%
Component2 Other Expenses	1.80%	[13]
Other Expenses (as a percentage of Assets):	1.80%
Expenses (as a percentage of Assets)	2.35%
Fee Waiver or Reimbursement	(1.65%)	[14]
Net Expenses (as a percentage of Assets)	0.70%
MetLife Multi-Sector Fixed Income Fund | R Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Component1 Other Expenses	0.25%
Component2 Other Expenses	1.80%	[13]
Other Expenses (as a percentage of Assets):	2.05%
Expenses (as a percentage of Assets)	2.60%
Fee Waiver or Reimbursement	(1.65%)	[14]
Net Expenses (as a percentage of Assets)	0.95%
PineBridge Dynamic Asset Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
PineBridge Dynamic Asset Allocation Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.48%
Other Expenses (as a percentage of Assets):	0.48%
Acquired Fund Fees and Expenses	0.02%	[15]
Expenses (as a percentage of Assets)	1.25%	[16]
Fee Waiver or Reimbursement	(0.48%)	[17]
Net Expenses (as a percentage of Assets)	0.77%	[16]
PineBridge Dynamic Asset Allocation Fund | Investor Servicing Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.48%
Other Expenses (as a percentage of Assets):	0.63%
Acquired Fund Fees and Expenses	0.02%	[15]
Expenses (as a percentage of Assets)	1.40%	[16]
Fee Waiver or Reimbursement	(0.48%)	[17]
Net Expenses (as a percentage of Assets)	0.92%	[16]

[1]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.50% of the average daily net assets of each of the Fund’s share classes until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.
[2]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.50% of the average daily net assets of each of the Fund’s share classes until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.
[3]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of each of the Fund’s share classes until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.
[4]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of each of the Fund’s share classes until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.
[5]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 1.05% of the average daily net assets of each of the Fund’s share classes until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.
[6]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 1.10% of the average daily net assets of each of the Fund’s share classes until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.
[7]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, Dividend and Interest Expenses on Securities Sold Short, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 1.50% of the average daily net assets of each of the Fund’s share classes until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.
[8]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[9]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.25% of the average daily net assets of each of the Fund’s share classes until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.
[10]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 1.00% of the average daily net assets of each of the Fund’s share classes until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.
[11]	The Total Annual Fund Operating Expenses of the R Class Shares in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the maximum Shareholder Servicing Fees were not incurred during the prior fiscal year.
[12]	MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s I Class Shares’ average daily net assets and 0.70% of the Fund’s R Class Shares’ average daily net assets until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.
[13]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[14]	MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.70% of the Fund’s I Class Shares’ average daily net assets and 0.95% of the Fund’s R Class Shares’ average daily net assets until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.
[15]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment companies, including mutual funds, money market funds and exchange-traded funds.
[16]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.
[17]	PineBridge Investments LLC (the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, Shareholder Servicing Fees, AFFE, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.75% of the average daily net assets of the Fund’s Institutional Shares and Investor Servicing Shares until April 30, 2027. The Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2027.